SEGMENT INFORMATION (Schedule of Reconciliation of Segment Profitability) (Parenthetical) (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 28, 2025	Dec. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Equity-based compensation			$ 103,466	$ 64,512	$ 31,598
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					9,200
Costs include settlement charges	$ 375,000	$ 20,000	375,000
Impairment charge				21,500
Change in unrealized gain (loss) on foreign currency fair value hedging instruments.			3,200	3,200	2,200
Change in unrealized gain loss on embedded foreign currency fair value hedging instruments 2			300	1,700	400
Offset by loss on disposal of assets			1,100	1,400
Other Nonoperating Income					$ 5,800
UFC Segment [Member]
Segment Reporting Information [Line Items]
Costs include settlement charges			375,000
WWE Segment [Member]
Segment Reporting Information [Line Items]
Equity-based compensation			17,700
Costs include settlement charges				20,000
Impairment charge			27,900
WWE Segment [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Equity-based compensation			$ 3,300	$ 19,900